Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 226,796	$ 170,614
Work in process	63,039	69,910
Finished goods	677,118	677,110
Health care supplies	192,553	197,920
Inventories	$ 1,159,506	$ 1,115,554